Shareholder Report, Line Graph (Details) 192080_ActivePassive Core Bond ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 02, 2023	Aug. 31, 2026
ActivePassive Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name					ActivePassive Core Bond ETF NAV
Accumulated Value	$ 10,836	$ 10,492	$ 9,804	$ 10,000	$ 11,031
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,831	$ 10,502	$ 9,788	$ 10,000	$ 11,036